BUSINESS COMBINATIONS - Completed in 2018, Assets acquired and liabilities assumed (Details) £ in Millions, $ in Millions				12 Months Ended
	Dec. 07, 2018 USD ($)	Aug. 03, 2018 USD ($)	Feb. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 01, 2018 GBP (£)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Goodwill				$ 1,041	$ 1,109
Less:
Transaction costs				$ 66	413	$ 72
2018 Acquisitions
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties					15,289
Property, plant and equipment					1,692
Equity accounted investments					1,563
Goodwill					96
Intangible assets					54
Accounts receivable and other					1,945
Cash and cash equivalents					675
Total assets					21,314
Less:
Non-recourse borrowings					(5,008)
Accounts payable and other					(1,063)
Deferred income tax liabilities					(47)
Non-controlling interests					(697)
Net assets acquired					14,499
Consideration					13,711
Transaction costs					329
Extended- Stay Hotel Portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties			$ 0
Property, plant and equipment			768
Equity accounted investments			5
Goodwill			0
Intangible assets			0
Accounts receivable and other			2
Cash and cash equivalents			2
Total assets			777
Less:
Non-recourse borrowings			0
Accounts payable and other			(13)
Deferred income tax liabilities			0
Non-controlling interests			0
Net assets acquired			764
Consideration			764
Transaction costs			9
UK Student Housing IV
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties			742
Property, plant and equipment			2
Equity accounted investments			0
Goodwill			0
Intangible assets			0
Accounts receivable and other			53
Cash and cash equivalents			18
Total assets			815
Less:
Non-recourse borrowings			0
Accounts payable and other			(63)
Deferred income tax liabilities			0
Non-controlling interests			0
Net assets acquired			752
Consideration			752				£ 527
Transaction costs			$ 7
666 Fifth Avenue
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties		$ 1,292
Property, plant and equipment		0
Equity accounted investments		0
Goodwill		0
Intangible assets		0
Accounts receivable and other		11
Cash and cash equivalents		0
Total assets		1,303
Less:
Non-recourse borrowings		0
Accounts payable and other		(4)
Deferred income tax liabilities		0
Non-controlling interests		0
Net assets acquired		1,299
Consideration		1,299
Transaction costs		$ 44
Forest City
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties	$ 9,409
Property, plant and equipment	0
Equity accounted investments	1,479
Goodwill	0
Intangible assets	0
Accounts receivable and other	935
Cash and cash equivalents	487
Total assets	12,310
Less:
Non-recourse borrowings	(3,504)
Accounts payable and other	(700)
Deferred income tax liabilities	0
Non-controlling interests	(609)
Net assets acquired	7,497
Consideration	6,948
Transaction costs	$ 202
Other
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties					3,846
Property, plant and equipment					922
Equity accounted investments					79
Goodwill					96
Intangible assets					54
Accounts receivable and other					944
Cash and cash equivalents					168
Total assets					6,109
Less:
Non-recourse borrowings					(1,504)
Accounts payable and other					(283)
Deferred income tax liabilities					(47)
Non-controlling interests					(88)
Net assets acquired					4,187
Consideration					3,948
Transaction costs					$ 67